STOCK BASED COMPENSATION - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 202,561	$ 497,164	$ 1,792,540		$ 1,866,095
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	0	105,734	105,734		466,658
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	11,186	101,517	1,232,742		1,103,931
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	0	93,425	93,425		476,666
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 191,375	$ 196,488	$ 360,639	[1]	$ (181,160)	[1]

[1]	Amount presented for 2024 includes the reversal of stock compensation expense due to the departure of our Chief Marketing and Sales Officer in April 2024 and the resultant forfeiture of his unvested awards.